TRADE AND OTHER RECEIVABLES - Disclosure of trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	R 273.3	R 56.6
Other receivables	52.2	33.8
Prepayments	159.1	199.1
Total trade and other receivables	479.0	288.6
Credit impaired
Disclosure of detailed information about property, plant and equipment [line items]
Other receivables	5.6	0.9
Ergo Solar Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Prepayments		R 185.5
FWGR RTSF construction
Disclosure of detailed information about property, plant and equipment [line items]
Prepayments	R 123.5